Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 226,011	$ 216,659	$ 655,193	$ 652,888	$ 869,495	$ 765,695	$ 467,548
Expenses
Depreciation and amortization	71,957	63,468	223,062	199,933	266,622	260,455	220,667
Property transactions, net	9,921	339	11,344	18,851	20,319	34,022	4,684
Ground lease and other reimbursable expenses	5,920	29,168	17,760	90,435	119,531	88,254	68,063
Amortization of above market lease, net	0	171	0	514	686	686	286
Acquisition-related expenses	92	1,931	8,891	4,603	6,149	17,304	10,178
General and administrative	4,476	3,358	12,305	10,021	16,048	12,189	9,896
Expenses, net	92,366	98,435	273,362	324,357	429,355	412,910	313,774
Operating income					440,140	352,785	153,774
Other income (expense)
Interest income	241	163	2,189	2,473	2,501	3,907	774
Interest expense	(63,048)	(58,743)	(190,973)	(157,249)	(215,532)	(184,175)	(116,212)
Other	(306)	(1,020)	(806)	(6,409)	(7,191)	(1,621)	(726)
Non-operating income (expense)	(63,113)	(59,600)	(189,590)	(161,185)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	70,532	58,624	192,241	167,346	219,918	170,896	37,610
Provision for income taxes	(1,979)	(2,650)	(5,771)	(5,144)	(5,779)	(4,906)	(2,264)
Income from continuing operations	68,553	55,974	186,470	162,202	214,139	165,990	35,346
Income from discontinued operations	0	13,949	16,216	13,949	30,563	0	0
Net income	68,553	69,923	202,686	176,151	244,702	165,990	35,346
Less: Net income attributable to noncontrolling interest	(46,038)	(50,439)	(138,358)	(127,691)	(177,637)	(124,215)	(5,408)
Net income attributable to Class A shareholders	$ 22,515	$ 19,484	$ 64,328	$ 48,460	$ 67,065	$ 41,775	$ 29,938
Weighted average Class A shares outstanding:
Basic (in shares)	93,165,443	71,005,052	89,440,552	70,991,129	70,997,589	61,733,136	57,502,158
Diluted (in shares)	93,322,940	71,201,791	89,645,109	71,174,270	71,185,674	61,916,546	57,751,489
Class A Shares
Weighted average Class A shares outstanding:
Income from continuing operations per Class A share (basic) (in usd per share)	$ 0.24	$ 0.22	$ 0.67	$ 0.63	$ 0.83	$ 0.68	$ 0.52
Income from discontinued operations per Class A share (basic) (in usd per share)	0	0.05	0.05	0.05	0.11	0	0
Net income per Class A share (basic) (in usd per share)	0.24	0.27	0.72	0.68	0.94	0.68	0.52
Income from continuing operations per Class A share (diluted) (in usd per share)	0.24	0.22	0.67	0.63	0.83	0.67	0.52
Income from discontinued operations per Class A share (diluted) (in usd per share)	0	0.05	0.05	0.05	0.11	0	0
Net income per Class A share (diluted) (in usd per share)	$ 0.24	$ 0.27	$ 0.72	$ 0.68	$ 0.94	$ 0.67	$ 0.52
MGP Operating Partnership
Revenues	$ 226,011	$ 216,659	$ 655,193	$ 652,888	$ 869,495	$ 765,695	$ 467,548
Expenses
Depreciation and amortization	71,957	63,468	223,062	199,933	266,622	260,455	220,667
Property transactions, net	9,921	339	11,344	18,851	20,319	34,022	4,684
Ground lease and other reimbursable expenses	5,920	29,168	17,760	90,435	119,531	88,254	68,063
Amortization of above market lease, net	0	171	0	514	686	686	286
Acquisition-related expenses	92	1,931	8,891	4,603	6,149	17,304	10,178
General and administrative	4,476	3,358	12,305	10,021	16,048	12,189	9,896
Expenses, net	92,366	98,435	273,362	324,357	429,355	412,910	313,774
Operating income					440,140	352,785	153,774
Other income (expense)
Interest income	241	163	2,189	2,473	2,501	3,907	774
Interest expense	(63,048)	(58,743)	(190,973)	(157,249)	(215,532)	(184,175)	(116,212)
Other	(306)	(1,020)	(806)	(6,409)	(7,191)	(1,621)	(726)
Non-operating income (expense)	(63,113)	(59,600)	(189,590)	(161,185)	(220,222)	(181,889)	(116,164)
Income from continuing operations before income taxes	70,532	58,624	192,241	167,346	219,918	170,896	37,610
Provision for income taxes	(1,979)	(2,650)	(5,771)	(5,144)	(5,779)	(4,906)	(2,264)
Income from continuing operations	68,553	55,974	186,470	162,202	214,139	165,990	35,346
Income from discontinued operations	0	13,949	16,216	13,949	30,563	0	0
Net income	$ 68,553	$ 69,923	$ 202,686	$ 176,151	$ 244,702	$ 165,990	$ 35,346
Weighted average Operating Partnership units outstanding:
Basic (in shares)	292,867,986	266,139,175	290,661,305	266,125,252	266,131,712	249,451,258	232,181,070
Diluted (in shares)	293,025,483	266,335,914	290,865,862	266,308,393	266,319,797	249,634,668	232,430,401
Net income per Operating Partnership unit (basic) (in dollars per share)	$ 0.23	$ 0.26	$ 0.70	$ 0.66	$ 0.92	$ 0.67	$ 0.52
Net income per Operating Partnership unit (diluted) (in dollars per share)	0.23	0.26	0.70	0.66	0.92	0.66	0.52
MGP Operating Partnership | Continuing Operations
Weighted average Operating Partnership units outstanding:
Net income per Operating Partnership unit (basic) (in dollars per share)	0.23	0.21	0.64	0.61	0.80	0.67	0.52
Net income per Operating Partnership unit (diluted) (in dollars per share)	0.23	0.21	0.64	0.61	0.80	0.66	0.52
MGP Operating Partnership | Discontinued Operations
Weighted average Operating Partnership units outstanding:
Net income per Operating Partnership unit (basic) (in dollars per share)	0	0.05	0.06	0.05	0.12	0	0
Net income per Operating Partnership unit (diluted) (in dollars per share)	$ 0	$ 0.05	$ 0.06	$ 0.05	$ 0.12	$ 0	$ 0
Rental revenue
Revenues	$ 219,847	$ 186,564	$ 636,575	$ 559,690	$ 746,253	$ 675,089	$ 419,239
Rental revenue | MGP Operating Partnership
Revenues	219,847	186,564	636,575	559,690	746,253	675,089	419,239
Tenant reimbursements and other
Rental revenue					123,242	90,606	48,309
Revenues	6,164	30,095	18,618	93,198			48,309
Tenant reimbursements and other | MGP Operating Partnership
Revenues	$ 6,164	$ 30,095	$ 18,618	$ 93,198	$ 123,242	$ 90,606	$ 48,309